INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
INCOME TAXES
Summary of Income tax expense
	2014	2013	2012
Current expense:
Federal	$2,918,682	$3,075,524	$2,614,954
State	742,100	624,000	527,100
Deferred expense	1,571,801	1,097,072	1,121,173
Total	$5,232,583	$4,796,596	$4,263,227

Schedule of income tax expense differs from that computed at the federal statutory rate

	2014		2013		2012
	Amount	%	Amount	%	Amount	%
Tax at statutory federal income tax rate	$5,693,081	35.0%	$5,111,979	35.0%	$4,932,520	35.0%
Non-taxable income from bank-owned life insurance	(323,014)	(2.0)%	(316,112)	(2.2)%	(350,563)	(2.5)%
Non-taxable interest and dividends	(281,570)	(1.7)%	(454,939)	(3.1)%	(517,512)	(3.7)%
State taxes, net of federal benefit	480,473	3.0%	405,600	2.8%	342,615	2.4%
Other, net	(336,387)	(2.1)%	50,068	0.3%	(143,833)	(0.9)%
Total	$5,232,583	32.2%	$4,796,596	32.8%	$4,263,227	30.3%

Schedule of components of deferred tax assets and liabilities

	2014	2013
Deferred tax assets:
Allowance for loan losses	$6,923,146	$8,112,015
Stock-based compensation	602,588	886,437
Non-accrual interest	230,678	290,729
Deferred compensation	1,348,097	1,580,622
Equity investments	149,530	126,614
Unrealized losses on securities available for sale	16,064	15,654
Capital loss carryforward	144,082	—
Other	314,943	411,189
Gross deferred tax assets	9,729,128	11,423,260
Less: Valuation allowance	144,082	—
Deferred tax assets, net of valuation allowance	9,585,046	11,423,260

Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	—	8,441
Premises and equipment	417,730	673,568
Other	16,161	18,705
Gross deferred tax liabilities	586,202	853,025
Net deferred tax assets	$8,998,844	$10,570,235

Change in the deferred tax valuation allowance
	2014	2013	2012
Balance, beginning of year	$—	—	—
Increase in deferred tax asset valuation allowance charged to provision for income taxes	144,082	—	—
Balance, end of year	$144,082	—	—

Schedule of aggregate changes in the balance of gross unrecognized tax benefits
Balance at September 30, 2013	$129,000
Increases related to tax positions taken during a prior period	—
Decreases related to tax positions taken during a prior period	—
Increases related to tax positions taken during the current period	32,000
Decreases related to tax positions taken during the current period	—
Decreases related to settlements with taxing authorities	—
Decreases related to the expiration of the statute of limitations	(32,000)
Balance at September 30, 2014	$129,000